J.P. Morgan Seasoned Mortgage Trust 2025-1 ABS 15G

Exhibit 99.25

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	302735365	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Tax Return Documentation Incomplete-

Tax returns for the previous two (2) years (including all schedules and W2 forms) were not obtained or were not properly retained in the file. Lender ran loan thru DU as per their guidelines. The DU only required 1 year returns but since the DU is an Approve/Ineligible due to being a Jumbo loan we have to defer to QM rules and QM rules require 2 years personal and business returns. File only had 1 year of each. New QM rules per updated guidelines did not request loans to be underwritten to new QM rules until lock dates of XX/XX/XXXX and later. This makes this a Non-QM loan.

Response 1 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302665548	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - W2(s) Missing- W2's missing from the loan file. The loan file does not contain W2s for the Co-Borrower. Response 1 (XX/XX/XXXX XXXXPM) Documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Fannie Mae CU Score is 2.7. Response 1 (XX/XX/XXXX XXXXPM) Documentation provided is sufficient to clear the finding. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	303230124	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) HMDA - Government Monitoring- The Government Monitoring Section on the application was not complete. Home Mortgage Disclosure Act (Regulation C)12 CFR 1003.4(b)Equal Credit Opportunity Act (Regulation B)12 CFR 1002.13 Response 1 (XX/XX/XXXX XXXXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score supports the original appraised value. CU Score is 1.	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	303263296	XXXX	XX/XX/XXXX	XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contained an AVM which supported the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303141187	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Appraisal Fee and Transfer Taxes. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) Assets - Bank Statements- The bank and/or asset statements are missing. The borrower's final 1003 reflects $XXXX in retirement funds. However, the retirement statements are not contained in the loan file. Without the retirement funds the borrowers will be short $XXXX in verified funds. Response 1 (XX/XX/XXXX XXXXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303042227	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Missing Rider/Addendum-

The following referenced are missing: Inter Vivos Revocable Trust as Borrower Acknowledgment.

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Closing Information/Closing Date-

The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)

Response 1 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	303339616	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts - Not Verified-

The file does not contain documentation verifying monthly hazard insurance premium for borrowers primary residence located at XXXX. Additional conditions may apply.

Response 1 (XX/XX/XXXX XXXXPM)
Payment breakdown on the right side of the statement details the tax breakout; however, the insurance breakout is $XXX. (Upheld)

Response 2 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Miscalculated/DTI Exceeds Tolerance-

Income was miscalculated at origination. The lender added back expenses of $XXXX for DM Investment Group and $XXXX for XXXX which are not allowable addbacks. Lender Included $XXXX net rental income from K-1 for XXXX; however, this was actually interest income. Lender failed to include net loss of $XXXX for XXXX which is required to be included when using self-employment income for qualifying. Lender also miscalculated debts. PITIA for primary residence is $XXXX; lender calculated PITIA as $XXXX due to adding taxes into calculation. However; taxes are escrowed in mortgage payment and would not be added to PITIA. Rental income for property located at XXXX has been recalculated from net loss of $XXXX to $XXXX. Recalculation of income and debts results in DTI increasing from XXXX% to XXXX%.

Response 1 (XX/XX/XXXX XXXXPM)
The cash flow analysis forms for each of the borrower's 4 businesses are located in the Rebuttal Portal in the UW Support file. (Upheld)

Response 2 (XX/XX/XXXX XXXXAM)
XXXX - K1 Ordinary Loss ($XXXX) + Net Rental Income $XXXX + Depreciation 50% of $XXXX = $XXXX over 12 months = $XXXX. XXXX - K1 Ordinary Loss ($XXXX) + Net Rental Income $XXXX + Depreciation 50% of $XXXX = $XXXX over 12 months = $XXXX. XXXX - Ordinary Income $XXXX + Depreciation 100% of $XXXX - Travel and Entertainment exclusion 100% of ($XXXX) = $XXXX over 12 months = $XXXX. XXXX - Ordinary Loss ($XXXX) - Passthrough Loss 99% of ($XXXX) = ($XXXX) over 12 months = (XXXX). Recap - $XXXX + $XXXX + $XXXX - $XXXX = $XXXX. (Upheld)

Response 3 (XX/XX/XXXX XXXXPM)
Rebuttal documentation reviewed. 2 discrepancies remain. The XXXX mortgage statement does not contain HOI escrows; therefore, they were counted separately at $XXXX per month according to insurance figures reflected on Schedule E. In addition, Schedule E analysis provided in rebuttal reflects a mortgage payment of XXXX and $XXXX for HOA/Tax/Ins. The actual PITI is $XXXX escrowed plus $XXXX HOA. (Upheld)

Response 4 (XX/XX/XXXX XXXXAM)
The CD escrowed at $XXXX per month; therefore, that is the figure that must be used. (Upheld)

Response 5 (XX/XX/XXXX XXXXAM)
Primary residence $XXXX per month. Negative cash flow other $XXXX per month. XXXX $XXX per month. XXXX $XXXXper month. Income and subject property has been outlined previously. (Upheld)

Response 6 (XX/XX/XXXX XXXXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. An acceptable appraisal and LoanDepot Desk Review are in the file.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302836243	XXXX	XX/XX/XXXX	XXXX	Non-QM	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score 2.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955766	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated 05/10/2022 supports appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A